Quarterly Holdings Report
for
Fidelity® Enhanced Small Cap ETF
September 30, 2025
CPE-NPRT1-1125
1.9910070.101
Common Stocks - 98.7%
	Shares	Value ($)
BERMUDA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Teekay Corp Ltd	163,036	1,333,634
BRAZIL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
StoneCo Ltd Class A (b)	52,114	985,476
CANADA - 0.3%
Health Care - 0.1%
Biotechnology - 0.1%
Aurinia Pharmaceuticals Inc (b)	167,250	1,848,113
Xenon Pharmaceuticals Inc (b)	16,981	681,787
		2,529,900
Information Technology - 0.2%
Software - 0.2%
D-Wave Quantum Inc (b)(c)	179,523	4,436,013
Materials - 0.0%
Metals & Mining - 0.0%
Novagold Resources Inc (United States) (b)	102,837	904,966
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Real Brokerage Inc/The (b)	95,927	400,974
TOTAL CANADA		8,271,853
IRELAND - 0.3%
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Cimpress PLC (b)(c)	102,311	6,449,685
MONACO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc	53,185	2,981,019
NORWAY - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SFL Corp Ltd (c)	185,232	1,394,797
PANAMA - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Banco Latinoamericano de Comercio Exterior SA Class E	36,437	1,675,009
PUERTO RICO - 0.2%
Financials - 0.2%
Banks - 0.2%
First BanCorp/Puerto Rico	183,282	4,041,368
SINGAPORE - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	22,276	905,297
SWITZERLAND - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
CRISPR Therapeutics AG (b)	48,024	3,112,435
THAILAND - 0.7%
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.7%
Fabrinet (b)	45,215	16,486,294
UNITED KINGDOM - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Indivior PLC (b)	54,468	1,313,223
UNITED STATES - 96.7%
Communication Services - 3.0%
Diversified Telecommunication Services - 0.9%
Atn International Inc	67,158	1,005,355
Bandwidth Inc Class A (b)	232,371	3,873,625
Lumen Technologies Inc (b)	2,635,037	16,126,426
Shenandoah Telecommunications Co	27,916	374,633
		21,380,039
Entertainment - 0.5%
Cinemark Holdings Inc	203,325	5,697,167
Lionsgate Studios Corp	345,827	2,386,206
Madison Square Garden Entertainment Corp Class A (b)	54,829	2,480,464
Marcus Corp/The	30,208	468,526
Sphere Entertainment Co Class A (b)(c)	35,737	2,219,982
		13,252,345
Interactive Media & Services - 1.0%
TrueCar Inc (b)	278,953	513,274
Vimeo Inc Class A (b)	1,226,737	9,507,212
Yelp Inc Class A (b)	426,832	13,317,158
ZipRecruiter Inc Class A (b)	62,400	263,328
		23,600,972
Media - 0.6%
Cable One Inc (c)	14,095	2,495,520
Gannett Co Inc (b)	475,584	1,964,162
John Wiley & Sons Inc Class A (c)	259,099	10,485,737
TEGNA Inc	27,236	553,707
		15,499,126
Wireless Telecommunication Services - 0.0%
Gogo Inc (b)	49,671	426,674
Spok Holdings Inc	16,511	284,815
		711,489
TOTAL COMMUNICATION SERVICES		74,443,971

Consumer Discretionary - 11.0%
Automobile Components - 1.0%
Adient PLC (b)	77,959	1,877,253
American Axle & Manufacturing Holdings Inc (b)	733,889	4,410,673
Cooper-Standard Holdings Inc (b)	126,886	4,685,900
Goodyear Tire & Rubber Co/The (b)	178,955	1,338,583
Phinia Inc	239,362	13,758,528
		26,070,937
Automobiles - 0.3%
Winnebago Industries Inc	225,097	7,527,244
Broadline Retail - 0.3%
Groupon Inc (b)(c)	277,786	6,486,302
Diversified Consumer Services - 1.2%
Adtalem Global Education Inc (b)	68,769	10,621,372
Chegg Inc (b)	611,840	923,878
Coursera Inc (b)	374,604	4,386,613
Graham Holdings Co Class B	2,207	2,598,323
KinderCare Learning Cos Inc (b)	148,291	984,652
Strategic Education Inc	50,088	4,308,069
Universal Technical Institute Inc (b)	192,796	6,275,510
		30,098,417
Hotels, Restaurants & Leisure - 1.4%
BJ's Restaurants Inc (b)	25,625	782,330
Life Time Group Holdings Inc (b)	502,588	13,871,429
Light & Wonder Inc Class A (b)	99,113	8,319,545
Marriott Vacations Worldwide Corp	19,702	1,311,365
Monarch Casino & Resort Inc	38,521	4,077,063
Papa John's International Inc (c)	31,792	1,530,785
Rush Street Interactive Inc Class A (b)	44,983	921,252
Shake Shack Inc Class A (b)	42,880	4,013,997
		34,827,766
Household Durables - 2.2%
Cavco Industries Inc (b)	11,962	6,946,692
Ethan Allen Interiors Inc	148,685	4,380,260
Flexsteel Industries Inc	15,594	722,782
Installed Building Products Inc	13,578	3,349,149
M/I Homes Inc (b)	86,526	12,497,816
Meritage Homes Corp	197,147	14,279,358
Sonos Inc (b)	597,214	9,435,981
Taylor Morrison Home Corp (b)	69,394	4,580,698
		56,192,736
Leisure Products - 0.8%
Funko Inc Class A (b)	163,090	561,030
Peloton Interactive Inc Class A (b)	1,139,579	10,256,211
Sturm Ruger & Co Inc (c)	85,037	3,696,558
Topgolf Callaway Brands Corp (b)	668,684	6,352,498
		20,866,297
Specialty Retail - 3.5%
Abercrombie & Fitch Co Class A (b)	147,524	12,620,678
Carparts Com Inc (b)	377,671	268,562
Carvana Co Class A (b)	33,287	12,557,188
ODP Corp/The (b)	89,985	2,506,082
Petco Health & Wellness Co Inc Class A (b)	3,126,913	12,101,153
RealReal Inc/The (b)(c)	274,327	2,916,096
Sally Beauty Holdings Inc (b)	670,858	10,921,568
Sleep Number Corp (b)(c)	98,444	691,077
Sonic Automotive Inc Class A	50,713	3,858,752
Stitch Fix Inc Class A (b)(c)	498,253	2,167,401
ThredUp Inc Class A (b)	342,669	3,238,222
Upbound Group Inc	392,439	9,273,334
Urban Outfitters Inc (b)	160,088	11,435,086
		84,555,199
Textiles, Apparel & Luxury Goods - 0.3%
G-III Apparel Group Ltd (b)	51,615	1,373,475
Oxford Industries Inc	25,057	1,015,811
Wolverine World Wide Inc	221,595	6,080,567
		8,469,853
TOTAL CONSUMER DISCRETIONARY		275,094,751

Consumer Staples - 1.6%
Beverages - 0.0%
National Beverage Corp (b)	47,436	1,751,337
Consumer Staples Distribution & Retail - 0.7%
Natural Grocers by Vitamin Cottage Inc	47,473	1,898,920
Sprouts Farmers Market Inc (b)	42,849	4,661,971
United Natural Foods Inc (b)	269,166	10,126,025
		16,686,916
Food Products - 0.7%
Cal-Maine Foods Inc (c)	71,961	6,771,530
Fresh Del Monte Produce Inc (c)	97,073	3,370,374
Utz Brands Inc Class A	525,904	6,389,734
		16,531,638
Household Products - 0.1%
Central Garden & Pet Co Class A (b)	33,578	991,558
Energizer Holdings Inc	107,613	2,678,488
		3,670,046
Personal Care Products - 0.1%
Honest Co Inc/The (b)(c)	514,372	1,892,889
Medifast Inc (b)(c)	19,882	271,787
		2,164,676
TOTAL CONSUMER STAPLES		40,804,613

Energy - 4.1%
Energy Equipment & Services - 1.3%
Archrock Inc	196,359	5,166,205
Bristow Group Inc (b)(c)	46,408	1,674,401
Expro Group Holdings NV (b)	654,305	7,773,143
Helix Energy Solutions Group Inc (b)	358,825	2,353,892
Helmerich & Payne Inc	194,586	4,298,405
Nabors Industries Ltd (b)(c)	36,074	1,474,344
Oceaneering International Inc (b)	131,929	3,269,201
Oil States International Inc (b)	124,736	755,900
ProPetro Holding Corp (b)	296,736	1,554,897
Solaris Energy Infrastructure Inc Class A (c)	74,463	2,976,286
Transocean Ltd (b)	427,567	1,334,009
		32,630,683
Oil, Gas & Consumable Fuels - 2.8%
California Resources Corp	59,949	3,188,088
Core Natural Resources Inc	36,776	3,070,060
Crescent Energy Co Class A (c)	641,770	5,724,588
Delek US Holdings Inc	267,325	8,626,578
Dorian LPG Ltd	148,011	4,410,728
Energy Fuels Inc/Canada (United States) (b)(c)	40,474	621,276
Excelerate Energy Inc Class A	313,557	7,898,501
Gulfport Energy Corp (b)	21,322	3,858,856
Murphy Oil Corp (c)	584,154	16,595,815
Riley Exploration Permian Inc (c)	59,096	1,602,093
Sable Offshore Corp (b)(c)	18,825	328,684
Uranium Energy Corp (b)	164,314	2,191,949
World Kinect Corp (c)	464,011	12,041,085
		70,158,301
TOTAL ENERGY		102,788,984

Financials - 16.4%
Banks - 7.7%
1st Source Corp	32,637	2,009,134
Amalgamated Financial Corp	67,856	1,842,290
Ameris Bancorp	148,441	10,882,210
Associated Banc-Corp	348,129	8,950,397
Axos Financial Inc (b)	152,630	12,920,130
BancFirst Corp	56,023	7,084,108
Bancorp Inc/The (b)	13,976	1,046,663
Bank of Hawaii Corp	129,463	8,497,951
Banner Corp	24,033	1,574,162
Byline Bancorp Inc	21,065	584,132
Central Pacific Financial Corp	196,788	5,970,548
Community Financial System Inc	52,845	3,098,831
Community Trust Bancorp Inc	22,201	1,242,146
FB Financial Corp	164,198	9,152,397
Financial Institutions Inc	45,762	1,244,726
First Busey Corp	199,524	4,618,981
First Commonwealth Financial Corp (c)	309,571	5,278,186
First Financial Bancorp	114,581	2,893,170
First Financial Bankshares Inc	249,273	8,388,036
First Merchants Corp	198,940	7,500,038
Flushing Financial Corp	41,611	574,648
Fulton Financial Corp	171,389	3,192,977
Hancock Whitney Corp	19,067	1,193,785
Hilltop Holdings Inc	55,641	1,859,522
Lakeland Financial Corp (c)	129,860	8,337,012
Mercantile Bank Corp	7,263	326,835
Midland States Bancorp Inc	19,246	329,876
NB Bancorp Inc (c)	217,645	3,841,434
Nbt Bancorp Inc	24,928	1,040,993
Northfield Bancorp Inc	175,241	2,067,844
Northwest Bancshares Inc	976,482	12,098,612
OceanFirst Financial Corp	139,903	2,458,096
Old National Bancorp/IN	177,582	3,897,925
Park National Corp	28,885	4,694,679
Peapack-Gladstone Financial Corp	35,676	984,658
Provident Financial Services Inc (c)	233,276	4,497,561
Renasant Corp	20,284	748,277
S&T Bancorp Inc	15,625	587,344
Seacoast Banking Corp of Florida	34,740	1,057,138
Sierra Bancorp	43,532	1,258,510
Simmons First National Corp Class A	163,951	3,142,941
TrustCo Bank Corp NY	9,445	342,854
UMB Financial Corp	24,169	2,860,401
United Bankshares Inc/WV	92,901	3,456,846
United Community Bank/SC	224,481	7,037,479
Univest Financial Corp	10,072	302,361
Washington Trust Bancorp Inc	14,846	429,049
WesBanco Inc	412,265	13,163,621
Westamerica BanCorp	21,779	1,088,732
		191,650,246
Capital Markets - 2.5%
Acadian Asset Management Inc	105,736	5,092,246
BGC Group Inc Class A	1,157,683	10,951,681
Federated Hermes Inc Class B	249,449	12,953,887
Oppenheimer Holdings Inc Class A	10,629	785,589
Piper Sandler Cos	19,417	6,737,505
StoneX Group Inc (b)	116,005	11,707,225
Victory Capital Holdings Inc Class A	8,394	543,595
Virtus Invt Partners Inc	4,893	929,817
WisdomTree Inc (c)	862,707	11,991,627
		61,693,172
Consumer Finance - 2.2%
Bread Financial Holdings Inc	17,030	949,763
Dave Inc Class A (b)	40,898	8,153,016
Encore Capital Group Inc (b)	197,682	8,251,247
EZCORP Inc Class A (b)(c)	392,297	7,469,335
FirstCash Holdings Inc	58,421	9,255,055
Lendingtree Inc (b)	119,521	7,736,594
NerdWallet Inc Class A (b)	268,040	2,884,110
PROG Holdings Inc	276,474	8,946,699
Regional Management Corp	36,612	1,426,404
		55,072,223
Financial Services - 1.6%
Compass Diversified Holdings	213,313	1,412,132
Essent Group Ltd	50,928	3,236,984
Federal Agricultural Mortgage Corp Class C	15,299	2,569,926
Flywire Corp (b)	420,452	5,692,920
Merchants Bancorp/IN	36,864	1,172,275
NCR Atleos Corp (b)	88,864	3,493,244
NMI Holdings Inc (b)	272,324	10,440,902
Payoneer Global Inc (b)	1,695,905	10,260,225
Repay Holdings Corp Class A (b)	92,724	484,947
Waterstone Financial Inc	49,708	775,445
		39,539,000
Insurance - 2.2%
Amerisafe Inc	49,687	2,178,278
CNO Financial Group Inc	116,590	4,611,135
Genworth Financial Inc Class A (b)	508,256	4,523,478
HCI Group Inc	60,863	11,681,436
Heritage Insurance Holdings Inc (b)	66,941	1,685,574
Horace Mann Educators Corp	133,959	6,050,928
Lemonade Inc (b)(c)	39,907	2,136,222
Root Inc/OH Class A (b)(c)	17,962	1,607,779
Selective Insurance Group Inc	122,527	9,933,264
Selectquote Inc (b)	424,262	831,554
Skyward Specialty Insurance Group Inc (b)	16,870	802,337
Trupanion Inc (b)	174,868	7,568,287
Universal Insurance Holdings Inc	26,037	684,772
		54,295,044
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Brightspire Capital Inc Class A	85,059	461,870
Ellington Financial Inc (c)	52,685	683,851
Kkr Real Estate Finance Trust Inc (c)	170,751	1,536,759
Ladder Capital Corp Class A	142,996	1,560,086
Ready Capital Corp (c)	276,511	1,070,098
TPG RE Finance Trust Inc	359,538	3,077,646
		8,390,310
TOTAL FINANCIALS		410,639,995

Health Care - 14.5%
Biotechnology - 6.4%
ACADIA Pharmaceuticals Inc (b)	166,898	3,561,603
ADMA Biologics Inc (b)	143,594	2,105,088
Agios Pharmaceuticals Inc (b)	14,840	595,678
Akebia Therapeutics Inc (b)(c)	741,413	2,024,057
Akero Therapeutics Inc (b)	92,638	4,398,452
Alkermes PLC (b)	163,778	4,913,340
Altimmune Inc (b)(c)	365,844	1,379,232
Amicus Therapeutics Inc (b)	367,673	2,897,263
Arbutus Biopharma Corp (b)	72,943	331,161
Arcellx Inc (b)	19,361	1,589,538
Arcus Biosciences Inc (b)	186,044	2,530,198
Arcutis Biotherapeutics Inc (b)	122,241	2,304,243
Arrowhead Pharmaceuticals Inc (b)	62,817	2,166,558
Atreca Inc Class A rights (b)(d)	1,051	0
Avidity Biosciences Inc (b)	70,089	3,053,778
Beam Therapeutics Inc (b)	28,261	685,894
Bicara Therapeutics Inc (b)	83,526	1,318,876
BioCryst Pharmaceuticals Inc (b)	321,891	2,443,153
Biohaven Ltd (b)	159,309	2,391,228
Black Diamond Therapeutics Inc (b)(c)	298,823	1,132,539
Blueprint Medicines Corp rights (b)(d)	33,006	0
Bridgebio Pharma Inc (b)	109,132	5,668,317
C4 Therapeutics Inc (b)	141,657	314,479
CareDx Inc (b)(c)	124,356	1,808,136
Carisma Therapeutics Inc rights (b)(d)	304,482	3
Cartesian Therapeutics Inc rights (b)(d)	85,524	24,802
Catalyst Pharmaceuticals Inc (b)	143,856	2,833,963
Celldex Therapeutics Inc (b)	16,481	426,363
CG oncology Inc (b)	14,954	602,347
Cogent Biosciences Inc (b)	163,672	2,350,330
Concentra Biosciences LLC rights (b)(d)	112,207	11,557
Cytokinetics Inc (b)	78,374	4,307,435
Denali Therapeutics Inc (b)	53,908	782,744
Design Therapeutics Inc (b)	90,117	678,581
Dynavax Technologies Corp (b)	173,813	1,725,963
Emergent BioSolutions Inc (b)(c)	141,380	1,246,972
Erasca Inc (b)	306,885	669,009
GRAIL Inc (b)(c)	60,109	3,554,245
Ideaya Biosciences Inc (b)	14,131	384,505
Inhibrx Biosciences Inc (b)(c)	30,294	1,020,302
Insmed Inc (b)	9,856	1,419,363
Intellia Therapeutics Inc (b)	192,839	3,330,330
Ironwood Pharmaceuticals Inc Class A (b)	396,367	519,241
Jounce Therapeutics Inc rights (b)(d)	118,367	1
KalVista Pharmaceuticals Inc (b)(c)	51,254	624,274
Kiniksa Pharmaceuticals International Plc Class A (b)	67,550	2,622,967
Kodiak Sciences Inc (b)	212,418	3,477,283
Krystal Biotech Inc (b)	5,933	1,047,352
Kymera Therapeutics Inc (b)	17,299	979,123
Madrigal Pharmaceuticals Inc (b)	19,026	8,726,466
Mirum Pharmaceuticals Inc (b)	54,210	3,974,135
Myriad Genetics Inc (b)	318,751	2,304,570
Neurogene Inc (b)(c)	49,723	861,700
Novavax Inc (b)(c)	269,543	2,336,938
Nurix Therapeutics Inc (b)	51,212	473,199
Nuvalent Inc Class A (b)	12,003	1,038,019
Oncternal Therapeutics Inc rights (b)(c)(d)	1,148	0
Organogenesis Holdings Inc Class A (b)(c)	182,912	771,889
ORIC Pharmaceuticals Inc (b)(c)	158,563	1,902,756
Praxis Precision Medicines Inc (b)	38,756	2,054,068
Precigen Inc (b)(c)	74,793	246,069
Protagonist Therapeutics Inc (b)	31,679	2,104,436
PTC Therapeutics Inc (b)	88,776	5,448,184
Puma Biotechnology Inc (b)	101,912	541,153
Q32 Bio Inc rights (b)(d)	40,603	0
Recursion Pharmaceuticals Inc Class A (b)(c)	88,585	432,295
REGENXBIO Inc (b)(c)	185,091	1,786,128
Replimune Group Inc (b)(c)	394,786	1,654,153
Rhythm Pharmaceuticals Inc (b)	57,910	5,848,332
Rigel Pharmaceuticals Inc (b)	43,365	1,228,530
Rocket Pharmaceuticals Inc (b)(c)	260,757	850,068
Scholar Rock Holding Corp (b)	29,652	1,104,240
Soleno Therapeutics Inc (b)	30,939	2,091,476
Surface Oncology Inc rights (b)(d)	60,289	1
TG Therapeutics Inc (b)(c)	89,073	3,217,762
Tonix Pharmaceuticals Holding Corp (b)(c)	37,765	912,402
Travere Therapeutics Inc (b)	134,680	3,218,852
Twist Bioscience Corp (b)(c)	99,208	2,791,713
Upstream Bio Inc (b)	60,647	1,140,770
UroGen Pharma Ltd (b)	51,769	1,032,792
Vanda Pharmaceuticals Inc (b)	125,566	626,574
Vaxcyte Inc (b)	75,815	2,730,856
Vera Therapeutics Inc Class A (b)	89,974	2,614,644
Veracyte Inc (b)	103,034	3,537,157
Verastem Inc (b)(c)	267,567	2,362,617
Vericel Corp (b)	18,360	577,789
Voyager Therapeutics Inc (b)	79,503	371,279
Xencor Inc (b)	61,046	716,070
Zenas Biopharma Inc (b)	42,030	933,066
Zentalis Pharmaceuticals Inc (b)	151,557	228,851
		159,043,865
Health Care Equipment & Supplies - 1.7%
Accuray Inc Del (b)	681,515	1,138,130
Alphatec Holdings Inc (b)	164,765	2,395,683
AngioDynamics Inc (b)	92,250	1,030,433
AtriCure Inc (b)	186,968	6,590,622
Avanos Medical Inc (b)	232,124	2,683,353
Axogen Inc (b)	127,475	2,274,154
Bioventus Inc (b)	248,260	1,660,859
Cerus Corp (b)	641,242	1,019,575
Enovis Corp (b)	57,611	1,747,918
Haemonetics Corp (b)	21,703	1,057,804
iRhythm Technologies Inc (b)	33,687	5,793,827
LivaNova PLC (b)	28,818	1,509,487
Omnicell Inc (b)	219,093	6,671,382
Tactile Systems Technology Inc (b)	69,578	962,960
Tandem Diabetes Care Inc (b)	229,656	2,788,024
Treace Medical Concepts Inc (b)	77,660	521,098
Varex Imaging Corp (b)	248,136	3,076,886
		42,922,195
Health Care Providers & Services - 4.0%
Alignment Healthcare Inc (b)	485,933	8,479,531
BrightSpring Health Services Inc (b)	228,335	6,749,583
Brookdale Senior Living Inc (b)	240,836	2,039,881
Castle Biosciences Inc (b)	26,469	602,698
GeneDx Holdings Corp Class A (b)	108,070	11,643,462
Guardant Health Inc (b)	324,628	20,282,757
HealthEquity Inc (b)	146,970	13,928,347
Hims & Hers Health Inc Class A (b)(c)	135,633	7,693,104
Option Care Health Inc (b)	590,288	16,386,395
PACS Group Inc (b)	192,815	2,647,350
Pediatrix Medical Group Inc (b)	197,417	3,306,735
Privia Health Group Inc (b)	180,111	4,484,764
Progyny Inc (b)	90,962	1,957,502
		100,202,109
Health Care Technology - 0.5%
Health Catalyst Inc (b)(c)	224,198	638,964
HealthStream Inc	111,891	3,159,802
Phreesia Inc (b)	246,520	5,798,150
Teladoc Health Inc (b)(c)	532,075	4,112,940
		13,709,856
Life Sciences Tools & Services - 0.3%
10X Genomics Inc Class A (b)	198,538	2,320,909
Adaptive Biotechnologies Corp (b)	246,367	3,685,650
Codexis Inc (b)(c)	256,533	625,941
Cytek Biosciences Inc (b)	174,437	605,296
OmniAb Inc (b)	137,558	220,093
Quanterix Corp (b)(c)	114,854	623,657
		8,081,546
Pharmaceuticals - 1.6%
Amneal Intermediate Inc Class A (b)	222,471	2,226,935
ANI Pharmaceuticals Inc (b)	27,151	2,487,032
Atea Pharmaceuticals Inc (b)	83,623	242,506
Avadel Pharmaceuticals PLC Class A (b)	156,669	2,392,336
Axsome Therapeutics Inc (b)	25,654	3,115,678
BioAge Labs Inc (b)(c)	86,154	506,585
Collegium Pharmaceutical Inc (b)	43,441	1,520,001
Crinetics Pharmaceuticals Inc (b)	38,194	1,590,780
Harmony Biosciences Holdings Inc (b)	70,976	1,956,099
Ligand Pharmaceuticals Inc (b)	25,790	4,568,441
MBX Biosciences Inc (b)	53,114	929,495
Nektar Therapeutics (b)	25,711	1,462,956
Pacira BioSciences Inc (b)	79,960	2,060,569
Phibro Animal Health Corp Class A	56,675	2,293,071
Prestige Consumer Healthcare Inc (b)	61,291	3,824,558
Supernus Pharmaceuticals Inc (b)(c)	80,252	3,835,243
Tarsus Pharmaceuticals Inc (b)	14,912	886,220
Trevi Therapeutics Inc (b)	64,797	592,892
WaVe Life Sciences Ltd (b)	94,657	692,889
Xeris Biopharma Holdings Inc (b)	266,114	2,166,168
		39,350,454
TOTAL HEALTH CARE		363,310,025

Industrials - 17.6%
Aerospace & Defense - 2.1%
AAR Corp (b)	105,012	9,416,426
Archer Aviation Inc Class A (b)(c)	493,531	4,728,027
Ducommun Inc (b)	83,739	8,049,830
Intuitive Machines Inc Class A (b)(c)	104,691	1,101,349
Kratos Defense & Security Solutions Inc (b)	185,166	16,918,617
Park Aerospace Corp	22,340	454,396
Rocket Lab Corp (c)	237,603	11,383,560
V2X Inc (b)	28,633	1,663,291
		53,715,496
Air Freight & Logistics - 0.1%
Hub Group Inc Class A	42,670	1,469,555
Building Products - 1.6%
Apogee Enterprises Inc	134,635	5,866,047
AZZ Inc	13,837	1,510,032
Gibraltar Industries Inc (b)	63,167	3,966,888
Griffon Corp	150,556	11,464,839
Resideo Technologies Inc (b)	387,998	16,753,754
Zurn Elkay Water Solutions Corp	20,362	957,624
		40,519,184
Commercial Services & Supplies - 1.8%
ABM Industries Inc (c)	201,385	9,287,876
BrightView Holdings Inc (b)	176,307	2,362,514
Brink's Co/The	28,868	3,373,514
CECO Environmental Corp (b)	172,220	8,817,664
Healthcare Services Group Inc (b)	175,072	2,946,462
Interface Inc	141,302	4,089,280
OPENLANE Inc (b)	331,754	9,547,880
Pitney Bowes Inc (c)	198,877	2,269,187
UniFirst Corp/MA	11,082	1,852,800
Vestis Corp	346,185	1,568,217
		46,115,394
Construction & Engineering - 2.9%
Arcosa Inc (c)	146,782	13,754,941
Comfort Systems USA Inc	17,093	14,104,802
Dycom Industries Inc (b)	5,411	1,578,713
EMCOR Group Inc	19,325	12,552,361
Granite Construction Inc	26,207	2,873,598
Limbach Holdings Inc (b)	31,823	3,090,650
MYR Group Inc (b)	37,356	7,771,169
Primoris Services Corp	16,718	2,295,883
Sterling Infrastructure Inc (b)	32,355	10,990,346
Tutor Perini Corp (b)	31,679	2,077,826
		71,090,289
Electrical Equipment - 2.6%
American Superconductor Corp (b)	79,009	4,692,345
Bloom Energy Corp Class A (b)(c)	232,758	19,684,344
EnerSys	154,932	17,501,119
Enovix Corp Class B (b)(c)	62,871	626,823
Eos Energy Enterprises Inc (b)(c)	105,469	1,201,292
LSI Industries Inc	89,395	2,110,616
NEXTracker Inc Class A (b)	77,819	5,757,828
NuScale Power Corp Class A (b)(c)	59,399	2,138,364
Preformed Line Products Co	14,526	2,849,275
Thermon Group Holdings Inc (b)	59,441	1,588,264
Vicor Corp (b)	159,014	7,906,176
		66,056,446
Ground Transportation - 0.4%
ArcBest Corp	78,466	5,482,419
Marten Transport Ltd	409,218	4,362,264
		9,844,683
Machinery - 2.1%
Chart Industries Inc (b)	21,822	4,367,673
ESCO Technologies Inc	12,417	2,621,353
Federal Signal Corp	130,741	15,556,872
Franklin Electric Co Inc	23,884	2,273,757
Gorman-Rupp Co/The	10,682	495,752
Hillman Solutions Corp Class A (b)	753,850	6,920,343
Hurco Cos Inc (b)	14,443	251,307
Hyster-Yale Inc Class A	56,339	2,076,656
Kennametal Inc	29,843	624,614
L B Foster Co Class A (b)	14,095	379,860
Proto Labs Inc (b)	69,683	3,486,240
SPX Technologies Inc (b)	24,224	4,524,559
Tennant CO	7,813	633,322
Trinity Industries Inc	164,517	4,613,057
Worthington Enterprises Inc	58,874	3,266,918
		52,092,283
Passenger Airlines - 0.8%
Allegiant Travel Co (b)(c)	11,910	723,771
Joby Aviation Inc Class A (b)	266,187	4,296,258
SkyWest Inc (b)	154,637	15,559,575
		20,579,604
Professional Services - 1.1%
Barrett Business Services Inc	88,670	3,929,854
CRA International Inc	10,770	2,245,868
ExlService Holdings Inc (b)	144,936	6,381,532
Kelly Services Inc Class A	90,522	1,187,648
Maximus Inc	72,259	6,602,305
Planet Labs PBC Class A (b)	420,422	5,457,078
Willdan Group Inc (b)	18,246	1,764,206
		27,568,491
Trading Companies & Distributors - 2.1%
Applied Industrial Technologies Inc	17,255	4,504,418
DNOW Inc (b)	181,417	2,766,609
DXP Enterprises Inc/TX (b)	118,031	14,053,952
FTAI Aviation Ltd	75,951	12,673,184
GATX Corp	12,523	2,189,020
Global Industrial Co	28,262	1,036,368
McGrath RentCorp	11,658	1,367,483
Rush Enterprises Inc Class A	148,962	7,964,998
Xometry Inc Class A (b)	96,618	5,262,782
		51,818,814
TOTAL INDUSTRIALS		440,870,239

Information Technology - 15.3%
Communications Equipment - 1.1%
Calix Inc (b)	46,018	2,824,124
CommScope Holding Co Inc (b)	506,468	7,840,125
Extreme Networks Inc (b)	301,144	6,218,624
NetScout Systems Inc (b)	226,259	5,844,270
Viavi Solutions Inc (b)(c)	376,257	4,774,701
		27,501,844
Electronic Equipment, Instruments & Components - 2.8%
Aeva Technologies Inc (b)	106,097	1,538,407
Arlo Technologies Inc (b)	399,087	6,764,525
Benchmark Electronics Inc	209,919	8,092,377
Daktronics Inc (b)	131,308	2,746,963
Evolv Technologies Holdings Inc Class A (b)	214,569	1,619,996
Itron Inc (b)	79,852	9,946,365
Kimball Electronics Inc (b)	62,143	1,855,590
Mirion Technologies Inc Class A (b)	118,115	2,747,355
nLight Inc (b)	37,472	1,110,295
Ouster Inc Class A (b)	132,600	3,586,830
PC Connection Inc	60,844	3,771,720
Plexus Corp (b)	71,116	10,289,774
Sanmina Corp (b)	129,762	14,936,904
ScanSource Inc (b)	24,207	1,064,866
Vishay Intertechnology Inc	46,499	711,434
		70,783,401
IT Services - 0.3%
Applied Digital Corp (b)(c)	133,430	3,060,884
Fastly Inc Class A (b)	712,824	6,094,645
		9,155,529
Semiconductors & Semiconductor Equipment - 3.1%
ACM Research Inc Class A (b)	192,304	7,524,856
Ambarella Inc (b)	199,834	16,490,302
Axcelis Technologies Inc (b)	32,278	3,151,624
CEVA Inc (b)	20,730	547,478
Credo Technology Group Holding Ltd (b)	153,374	22,332,788
Diodes Inc (b)	64,444	3,429,065
MaxLinear Inc Class A (b)	641,697	10,318,488
Navitas Semiconductor Corp Class A (b)(c)	108,257	781,616
PDF Solutions Inc (b)	120,370	3,107,953
Power Integrations Inc	20,427	821,370
Rigetti Computing Inc Class A (b)	199,624	5,946,799
Silicon Laboratories Inc (b)	9,059	1,187,907
Veeco Instruments Inc (b)(c)	49,903	1,518,548
		77,158,794
Software - 6.9%
8x8 Inc (b)	1,031,779	2,187,371
ACI Worldwide Inc (b)	275,865	14,557,397
Airship AI Holdings Inc Class A (b)(c)	149,124	770,971
Alarm.com Holdings Inc (b)	148,814	7,899,047
Appian Corp Class A (b)	205,823	6,292,009
Asana Inc Class A (b)(c)	710,451	9,491,625
Aurora Innovation Inc Class A (b)(c)	167,989	905,461
Blackbaud Inc (b)	119,643	7,694,241
Cipher Mining Inc (b)	15,996	201,390
Clear Secure Inc Class A (c)	424,005	14,153,288
Commvault Systems Inc (b)	81,402	15,367,071
Core Scientific Inc (b)(c)	69,443	1,245,807
Domo Inc Class B (b)(c)	266,285	4,217,954
Five9 Inc (b)	64,376	1,557,899
Freshworks Inc Class A (b)	88,842	1,045,670
Intapp Inc (b)	229,300	9,378,370
LivePerson Inc (b)	789,474	460,500
LiveRamp Holdings Inc (b)	452,473	12,280,117
PagerDuty Inc (b)(c)	513,165	8,477,486
Progress Software Corp (b)	279,859	12,294,206
PROS Holdings Inc (b)	205,884	4,716,802
Q2 Holdings Inc (b)	90,393	6,543,549
Qualys Inc (b)	27,692	3,664,482
Rapid7 Inc (b)	88,419	1,657,856
SoundHound AI Inc Class A (b)(c)	176,642	2,840,403
Sprout Social Inc Class A (b)	280,377	3,622,471
Tenable Holdings Inc (b)	427,334	12,461,060
Verint Systems Inc (b)	31,704	642,006
Weave Communications Inc (b)	72,902	486,985
Xperi Inc (b)	282,120	1,828,138
Yext Inc (b)	326,792	2,784,268
		171,725,900
Technology Hardware, Storage & Peripherals - 1.1%
CompoSecure Inc Class A (b)(c)	87,573	1,823,270
Diebold Nixdorf Inc (b)	168,603	9,615,429
Immersion Corp (c)	289,222	2,122,889
IonQ Inc (b)(c)	206,777	12,716,786
Quantum Computing Inc (b)(c)	33,673	619,920
		26,898,294
TOTAL INFORMATION TECHNOLOGY		383,223,762

Materials - 5.5%
Chemicals - 1.8%
American Vanguard Corp (b)	140,259	805,087
Balchem Corp	43,031	6,457,232
Hawkins Inc	23,177	4,234,901
HB Fuller Co	209,725	12,432,498
Minerals Technologies Inc	118,337	7,351,094
PureCycle Technologies Inc (b)(c)	33,218	436,817
Sensient Technologies Corp	141,453	13,275,364
		44,992,993
Construction Materials - 0.2%
United States Lime & Minerals Inc	43,201	5,683,092
Containers & Packaging - 0.3%
Myers Industries Inc	106,677	1,807,108
O-I Glass Inc (b)	361,854	4,693,247
		6,500,355
Metals & Mining - 3.2%
Carpenter Technology Corp	29,512	7,246,376
Coeur Mining Inc (b)	1,292,988	24,256,455
Commercial Metals Co	308,124	17,649,343
Constellium SE (b)	53,317	793,357
Hecla Mining Co	1,603,959	19,407,904
Olympic Steel Inc	48,684	1,482,428
SunCoke Energy Inc	874,239	7,133,790
Worthington Steel Inc (c)	30,470	925,983
		78,895,636
Paper & Forest Products - 0.0%
Magnera Corp (b)	86,347	1,011,987
TOTAL MATERIALS		137,084,063

Real Estate - 5.4%
Diversified REITs - 0.3%
American Assets Trust Inc	199,220	4,048,150
Broadstone Net Lease Inc Class A	242,823	4,339,247
		8,387,397
Health Care REITs - 1.4%
CareTrust REIT Inc	527,546	18,295,295
Community Healthcare Trust Inc	81,581	1,248,189
Global Medical REIT Inc (c)	39,807	1,341,894
Healthpeak Properties Inc	644,158	12,335,626
LTC Properties Inc	15,459	569,819
Universal Health Realty Income Trust	15,137	592,916
		34,383,739
Hotel & Resort REITs - 0.1%
Sunstone Hotel Investors Inc	223,149	2,090,906
Office REITs - 0.5%
Brandywine Realty Trust	229,815	958,329
COPT Defense Properties	167,394	4,864,470
Easterly Government Properties Inc	43,216	990,943
Empire State Realty Trust Inc Class A	573,510	4,393,087
Hudson Pacific Properties Inc (b)	290,533	801,870
		12,008,699
Real Estate Management & Development - 1.8%
Anywhere Real Estate Inc (b)	454,129	4,809,226
Compass Inc Class A (b)	1,796,268	14,424,032
Cushman & Wakefield PLC (b)	978,244	15,573,644
eXp World Holdings Inc (c)	386,180	4,116,679
Newmark Group Inc Class A	232,390	4,334,074
RE/MAX Holdings Inc Class A (b)	30,906	291,444
		43,549,099
Residential REITs - 0.2%
Centerspace	17,273	1,017,380
Elme Communities	106,235	1,791,122
NexPoint Residential Trust Inc	11,289	363,731
Veris Residential Inc	71,410	1,085,432
		4,257,665
Retail REITs - 0.7%
CBL & Associates Properties Inc	16,079	491,696
Kite Realty Group Trust	89,368	1,992,906
Phillips Edison & Co Inc	359,823	12,352,724
Tanger Inc	40,139	1,358,304
Urban Edge Properties	18,431	377,282
Whitestone REIT	142,120	1,745,234
		18,318,146
Specialized REITs - 0.4%
Outfront Media Inc	596,425	10,926,506
TOTAL REAL ESTATE		133,922,157

Utilities - 2.3%
Electric Utilities - 0.4%
Oklo Inc Class A (b)	75,647	8,444,475
TXNM Energy Inc	35,897	2,029,975
		10,474,450
Gas Utilities - 1.1%
New Jersey Resources Corp	127,510	6,139,607
Northwest Natural Holding Co	24,479	1,099,841
Southwest Gas Holdings Inc	196,933	15,427,732
Spire Inc (c)	44,765	3,649,243
		26,316,423
Independent Power and Renewable Electricity Producers - 0.4%
Hallador Energy Co (b)	348,361	6,817,425
Ormat Technologies Inc	27,070	2,605,487
		9,422,912
Multi-Utilities - 0.4%
Avista Corp	178,701	6,756,685
Black Hills Corp	20,940	1,289,695
Northwestern Energy Group Inc	14,047	823,294
		8,869,674
Water Utilities - 0.0%
American States Water Co	9,077	665,526
Consolidated Water Co Ltd	14,461	510,183
H2O America	29,345	1,429,102
		2,604,811
TOTAL UTILITIES		57,688,270

TOTAL UNITED STATES		2,419,870,830
TOTAL COMMON STOCKS (Cost $2,216,560,675)		2,468,820,920

U.S. Treasury Obligations - 0.1%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/20/2025	4.15 to 4.16	1,560,000	1,551,398
US Treasury Bills 0% 12/18/2025	3.89	280,000	277,654
US Treasury Bills 0% 12/26/2025 (f)	3.93	3,250,000	3,220,092
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,048,540)			5,049,144

Money Market Funds - 6.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.21	26,688,958	26,694,296
Fidelity Securities Lending Cash Central Fund (g)(h)	4.19	140,260,109	140,274,135
TOTAL MONEY MARKET FUNDS (Cost $166,968,430)			166,968,431

TOTAL INVESTMENT IN SECURITIES - 105.5% (Cost $2,388,577,645)	2,640,838,495
NET OTHER ASSETS (LIABILITIES) - (5.5)%	(138,857,821)
NET ASSETS - 100.0%	2,501,980,674

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	216	12/19/2025	26,519,400	426,296	426,296

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,021,227.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $40,550,951.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	26,712,125	81,877,733	81,895,660	309,719	98	-	26,694,296	26,688,958	0.0%
Fidelity Securities Lending Cash Central Fund	107,235,562	163,956,324	130,917,751	203,591	-	-	140,274,135	140,260,109	0.4%
Total	133,947,687	245,834,057	212,813,411	513,310	98	-	166,968,431

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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